OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
Current obligations with FIDC	R$ 944,513	R$ 0
Non-current obligations with FIDC	R$ 42,893	R$ 1,018,501